Consolidated Balance Sheet (Parenthetical)		Mar. 31, 2018 ₨ / shares shares	Mar. 31, 2018 $ / shares shares	Mar. 31, 2017 ₨ / shares shares	Mar. 31, 2017 $ / shares shares
Statement Of Financial Position [Abstract]
Par value per share | (per share)		₨ 5	$ 0.16	₨ 5	$ 0.16
Number of shares authorized		2,400,000,000	2,400,000,000	2,400,000,000	2,400,000,000
Number of shares issued		2,173,312,301	2,173,312,301	2,285,655,150	2,285,655,150
Number of shares outstanding	[1]	2,173,312,301	2,173,312,301	2,285,655,150	2,285,655,150
Treasury shares net		10,801,956	10,801,956	11,289,514	11,289,514

[1]	excludes treasury shares of 10,801,956 as of March 31, 2018, 11,289,514 as of March 31, 2017 and 11,323,576 as of March 31, 2016 and 5,667,200 April 1, 2015, held by consolidated trust